Intangible assets - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2024 EUR (€) cash-generatingUnit	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 512,183	€ 510,258
Intangible assets	611,075	605,508
Development costs	60,100	51,200
Less: Loss allowance
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,188)	(6,160)	€ (6,010)
Impairment	(1,188)	(247)
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Software development expenditures	€ 33,700	€ 25,700
TFS
Disclosure of detailed information about intangible assets [line items]
Cash flows period	4 years
Discount rate used in current estimate of value in use	9.00%	10.61%
Growth rate used to extrapolate cash flow projections	1.60%	1.70%
Headroom	€ 1,715,700
Recoverable amount over carrying value (in percentage)	419.00%
Goodwill	€ 361,750	€ 362,069
Post-Purchase Solutions
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 100,900
Number of cah-generating unit | cash-generatingUnit	3
Payments
Disclosure of detailed information about intangible assets [line items]
Cash flows period	4 years
Discount rate used in current estimate of value in use	8.52%	9.06%
Growth rate used to extrapolate cash flow projections	2.30%	2.30%
Headroom	€ 230,000
Recoverable amount over carrying value (in percentage)	241.00%
Goodwill	€ 49,525	€ 50,076
ZigZag
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 28,900
Recoverable amount over carrying value (in percentage)	46.00%
Goodwill	€ 63,825	61,045
Expected revenue lower than projected, maximum percentage	50.00%
Expected revenue lower than expected, multiple	3.0
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,844	7,829
ShipUp
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 1,000
Recoverable amount over carrying value (in percentage)	3.00%
Goodwill	€ 29,239	29,239
Expected revenue lower than expected, multiple	7.1
Tax Free Shopping and Payments
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) of revenue level	9.80%
Revenue growth rate	7.90%
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 4,150	4,466
Customer relationships | Less: Loss allowance
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0	0
Impairment	€ 0	0
Customer relationships | Post-Purchase Solutions
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Customer relationships | ShipUp
Disclosure of detailed information about intangible assets [line items]
Acquisition of subsidiaries		4,500
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 70,267	62,167
Software | Less: Loss allowance
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,645)	(3,647)	(3,449)
Impairment	(32)	(247)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,634	22,048
Impairment	(1,200)
Trademarks | Less: Loss allowance
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,155)	0	€ 0
Impairment	€ (1,156)	€ 0
Not internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Not internally generated | Software | ZigZag
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 5,200
Not internally generated | Software | Yocuda
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,200
Maximum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	12.3
Maximum | Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill, percentage of total amount	2.00%
Maximum | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	12.7
Median | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	4.3
Median | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	7.3
Minimum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	1.6
Minimum | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	4.0